Leases, Commitments and Contingencies - Maturity of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jan. 01, 2020
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021	$ 17,288
2022	16,352
2023	15,143
2024	12,502
2025	11,257
Thereafter	28,272
Total undiscounted future cash flows	100,814
Less: Imputed interest	(19,202)
Present value of undiscounted future cash flows	$ 81,612	$ 44,700